BALANCE SHEET DETAILS (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current liabilities:
Accrued contract costs	$ 4,325	$ 9,876
Accrued payroll and compensation	7,341	13,407
Warranty costs	1,329	4,660
Accrued professional fees	2,103	4,531
Accrued other taxes	4,219	5,035
Restructuring costs		1,692
Other	6,883	11,117
Total other current liabilities	26,200	50,318
Other long-term liabilities
Non Current Income Tax Payable	16,128	17,476
Non Current Deferred Tax Liability	133	960
Non Current Deferred Rent	878	942
Others	3,798	3,509
Total other long-term liabilities	$ 20,937	$ 22,887